CORPORATE STRUCTURE (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2005	Dec. 31, 2012
Georgetown Bancorp, MHC
Conversion and reorganization to stock holding company
Percentage of common stock owned	56.70%
Second-step exchange ratio		0.72014
The bank
Conversion and reorganization to stock holding company
Percentage of common stock owned	100.00%